Property and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 10.3	$ 12.2	$ 12.4
Starz Business of Lions Gate Entertainment Corp
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 24.8	$ 21.2	$ 23.3